Earnings/(Losses) per Common Share (Tables)	12 Months Ended
Dec. 31, 2013
EARNINGS/(LOSSES) PER COMMON SHARE [Abstract]
Earnings/(Losses) per common and diluted shares

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net income/(loss) attributable to Navios Logistics' stockholders	$ 9,716	$ 156	$ (196)

Weighted average number of shares, basic and diluted	20,000	20,000	20,000

Net earnings/(losses) per share from continuing operations:
Basic	$ 0.4858	$ 0.0078	$ (0.0098)

Diluted	$ 0.4858	$ 0.0078	$ (0.0098)